Mining hardware prepayments (Details)		6 Months Ended
	Feb. 08, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)
Non-current assets [abstract]
Mining hardware prepayments		$ 74,320,000	$ 158,184,000
Mining hardware prepayments impairment		(15,342,000)	0
Total Mining hardware prepayments		58,978,000	$ 158,184,000
Mining hardware remaining prepayment amount		70,279,000
Mining Hardware Prepayments [Abstract]
Cash amount of prepayments		75,000,000
Mining Hardware [Member]
Mining Hardware Prepayments [Abstract]
Cash amount of prepayments		66,672,000
Mining Hardware [Member] | Non-Recourse SPVs [Member]
Non-current assets [abstract]
Mining hardware prepayments impairment		4,041,000
Mining Hardware [Member] | Third Purchase Agreement with Bitmain [Member]
Non-current assets [abstract]
Mining hardware prepayments impairment		$ 11,301,000
Mining Hardware Prepayments [Abstract]
Contracted EH under agreement		10
Mining Hardware [Member] | Third Purchase Agreement with Bitmain [Member] | Subsequent Events [Member]
Mining Hardware Prepayments [Abstract]
Concurrent sale of operating capacity hash rate	2.3
Additional hash rate purchased by utilizing prepayments in Feb 2023	6.7
Purchase of operating capacity hash rate	4.4
Additional payment made for miners acquired	$ 0